CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY- CONDENSED BALANCE SHEET (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2021 CNY (¥)
Current assets
Cash and cash equivalents	¥ 8,375	$ 1,195	¥ 23,708
Due to related parties	¥ 27,029	$ 3,857	¥ 174,484
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Total current assets	¥ 99,748	$ 14,234	¥ 141,782
Total assets	131,562	18,775	238,506
Current liabilities
Total current liabilities	184,283	26,299	313,461
Total liabilities	190,161	27,138	319,766
Total stockholders' deficit	(58,599)	(8,363)	(81,260)	¥ (172,642)	¥ (185,598)
Total liabilities and stockholders' deficit	131,562	18,775	238,506
Parent Company
Current assets
Cash and cash equivalents	3,202	457	3,952
Other receivables			619
Due from inter-companies	237,293	33,863	237,923
Due to related parties	¥ 2,943	$ 420	¥ 4,294
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Total current assets	¥ 243,438	$ 34,740	¥ 246,788
Investment in unconsolidated subsidiaries	(256,294)	(36,575)	(302,606)
Total assets	(12,856)	(1,835)	(55,818)
Current liabilities
Other payables	18,435	2,631	1,580
Total current liabilities	18,435	2,631	1,580
Total liabilities	18,435	2,631	1,580
Total stockholders' deficit	(31,291)	(4,466)	(57,398)
Total liabilities and stockholders' deficit	¥ (12,856)	$ (1,835)	¥ (55,818)